SUPPLEMENT DATED OCTOBER 25, 2013

TO THE PROSPECTUS FOR FIRST INVESTORS LIFE INSURED SERIES POLICY
A LEVEL PREMIUM VARIABLE LIFE INSURANCE POLICY
OFFERED BY FIRST INVESTORS LIFE INSURANCE COMPANY THROUGH
FIRST INVESTORS LIFE LEVEL PREMIUM VARIABLE LIFE INSURANCE (SEPARATE ACCOUNT B)
DATED MAY 1, 2013

1.  Under the heading “Life Series Funds” on page 9, the reference to Paradigm Capital Management, Inc., in the third paragraph is deleted in its entirety.

2.  The address listed for First Investors Life Insurance Company and any affiliated company as 55 Broadway, New York, NY 10006 is deleted and replaced with the following:

40 Wall Street, New York, NY 10005.

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Please retain this Supplement for future reference.

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